INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Investment income	$ 66	$ 274	$ 518
Fee revenue	468	436	285
Interest income	148	179	88
Dividend income	77	66	114
Other	34	5	0
Total investment and other revenue	$ 793	$ 960	$ 1,005